INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 11,827	$ 2,558	$ 9,207
Deferred	(7,056)	5,856	(1,130)
Domestic	8,359	3,033	4,906
Foreign	(3,588)	5,381	3,171
Income tax expense	$ 4,771	$ 8,414	$ 8,077